Exceptional items (Tables)	12 Months Ended
Oct. 31, 2020
Exceptional items [Abstract]
Exceptional Items
		12 months ended October 31, 2020	12 months ended October 31, 2019	18 months ended October 31, 2018
Reported within Operating (loss)/profit:	Note	$m	$m	$m
Integration costs		152.6	245.9	279.0
Pre-acquisition costs		-	-	43.0
Acquisition costs		0.2	1.5	27.1
Property-related costs		15.2	16.3	38.1
Severance and legal costs		33.7	32.1	129.7
Other restructuring costs		10.7	-	-
Divestiture		-	2.1	21.3
Goodwill impairment		2,799.2	-	-
Gain on disposal of Atalla		-	(3.7)	-
		3,011.6	294.2	538.2
Reported within finance costs:
Finance costs incurred in escrow period		-	-	6.4
Reported within finance income:
Finance income earned in escrow period		-	-	(0.6)
		-	-	5.8

Exceptional costs before tax		3,011.6	294.2	544.0

Tax:
Tax effect of exceptional items		(38.7)	(54.3)	(105.9)
Tax exceptional item		-	-	(692.3)
		(38.7)	(54.3)	(798.2)
Reported within profit from discontinued operation (attributable to equity shareholders of the Company):
Loss/(gain) on disposal of discontinued operation	32	2.2	(1,458.5)	-

Exceptional costs/(profit) after tax		2,975.1	(1,218.6)	(254.2)